Derivative Liabilities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Ending balance		$ 1,650,243
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning liability balance	1,650,243
Recognition of derivative value in equity	3,450,976	1,531,303
Recognition of conversion feature liability		44,966
Net unrealized gain on derivative liabilities in equity	(392,545)
Net unrealized (gain) loss on conversion feature liabilities	(20,218)	73,974
Adjustment to additional paid-in capital upon conversion and modification	(4,688,456)
Ending balance		$ 1,650,243